Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Asset, Net

(In thousands)	Carrying amount	Accumulated amortization	Net carrying amount
December 31, 2019
Purchased software	554	(126)	428
Trademarks	115	(47)	68
Licensed copyrights	170	(64)	106
Intangible assets	839	(237)	602

19.	Intangible assets, net (Continued)

(In thousands)	Carrying amount	Accumulated amortization	Net carrying amount
December 31, 2020
Purchased software	1,089	(203)	886
Trademarks	121	(62)	59
Licensed copyrights	179	(85)	94
Intangible assets	1,389	(350)	1,039

Schedule of Estimated Aggregate Amortization Expenses

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Year	(In thousands)
2021	139
2022	139
2023	139
2024	139
2025	139
Thereafter	344
Total	1,039